State Street SPDR Dow Jones Global Real Estate ETF Investment Objectives and Goals - State Street SPDR Dow Jones Global Real Estate ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummariesState Street® SPDR® Dow Jones® Global Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Dow Jones Global Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market.